UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549


                                        FORM N-CSR-A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                    INVESTMENT COMPANIES

Investment Company Act file number 811-5719

                          DREYFUS STOCK INDEX FUND, INC.
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including     (212) 922-6000
area code:

Date of fiscal year    December 31st
end:

Date of reporting      June 30, 2003
period:

                                         FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.

      DREYFUS
      STOCK INDEX FUND, INC.

      SEMIANNUAL REPORT June 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            22   Statement of Financial Futures

                            23   Statement of Assets and Liabilities

                            24   Statement of Operations

                            25   Statement of Changes in Net Assets

                            27   Financial Highlights

                            29   Notes to Financial Statements

                            35   Proxy Results

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                Dreyfus  Stock Index Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Stock Index Fund, Inc. covers the six-month period from January 1, 2003, through June 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steven Falci and Thomas Durante.

The first half of 2003 was a time of long-awaited recovery for the U.S. stock market. Despite continued volatility leading up to the war in Iraq, stocks began to rally as the fighting wound down and investors turned their attention back to the prospects for the U.S. economy. Apparently, they liked what they saw. Despite current economic weakness, investors appear to be focused on the possibility of better economic times ahead.

If these trends persist, 2003 could mark the first positive calendar year for stocks since 1999. In our view, investors who have the potential to benefit most are those who steadfastly maintained their equity exposure during the bear market. In contrast, we believe investors who avoided stocks may have missed the market' s recent gains, a timely reminder that patience, discipline and a long-term perspective are fundamental principles that may lead to successful investing.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2003




DISCUSSION OF FUND PERFORMANCE

Steven Falci and Thomas Durante, Portfolio Managers

How did Dreyfus Stock Index Fund, Inc. perform relative to its benchmark?

For the six-month period ended June 30, 2003, Dreyfus Stock Index Fund, Inc. produced total returns of 11.64% for its Initial shares and 11.49% for its Service shares.(1) In comparison, the fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), produced a total return of
11.76%    for    the    same    period.(2,3)

We attribute the fund and market's performance during the reporting period to a more constructive investment environment for large-capitalization stocks, driven primarily by an improvement in investor sentiment as the war with Iraq came to an end and investors looked forward to a potential economic upturn. The difference in returns is primarily due to transaction costs and other fund operating expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in proportion to their weightings in the S& P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 11 sectors and is dominated by large-cap, blue-chip stocks which, when
combined,   cover   nearly   75%  of  the  total  U.S.  market  capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Each stock is weighted by its market capitalization. Overall, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Dreyfus Stock Index Fund, Inc. uses a passive management approach; all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S&P 500 Index. The fund does not attempt to manage market volatility.

What other factors influenced the fund's performance?

The stock market' s performance was influenced by a number of positive factors during the reporting period. The success of the war in Iraq caused investors' attention to shift from the war to the economy. Investors responded favorably to factors such as expectations of further interest-rate reductions from the
Federal Reserve Board, which were realized in late June, and cuts in federal taxes. In addition, investors apparently rewarded large companies that strengthened their accounting practices and balance sheets after last year's high-profile scandals.

During the reporting period, the fund's returns were driven primarily by stocks in the financial services, technology and health care sectors. Overall, financial services companies provided the S&P 500 Index's highest returns. These companies benefited as they settled legal issues related to the separation of investment banking and securities research activities, cut operating costs and strengthened their balance sheets. In addition, many financial services companies reaped the benefits of fees associated with the refinancing of debt by consumers and corporations taking advantage of lower interest rates.

Technology companies provided the S&P 500 Index's second highest returns, with computer hardware and semiconductor stocks leading the way. These companies benefited from cost-cutting measures and a modest increase in consumer demand. Many technology businesses also posted higher levels of export sales when the U.S. dollar weakened relative to other major currencies, making their goods less expensive in overseas markets. In the health care sector, pharmaceutical stocks performed well, largely because of an increase in mergers-and-acquisition activity, which many investors believed will help reduce operating costs for the affected companies.


The fund and S& P 500 Index's performance was hindered during the reporting period by relatively lackluster returns from telecommunications stocks, which suffered from greater competition from cable television companies in the high-speed Internet access market. Finally, stock prices of many defense companies fell after the war with Iraq ended quickly and the needs of homeland-security agencies stabilized.

What is the fund's current strategy?

As an index fund, our strategy remains the same: to attempt to replicate the return of the S& P 500 Index. While we are pleased with recent returns from large-cap stocks, we are careful to temper that optimism by being mindful of the heightened volatility that has affected the U.S. stock market for some time now. We believe it is especially important during volatile times to diversify across many industry sectors and stocks to guard against the effects of disproportionate losses in any particular sector or holding. In our view, broadly diversified index funds continue to represent a prudent choice for the core of most investors' portfolios.

July 15, 2003

   THE PORTFOLIO IS ONLY AVAILABLE AS A FUNDING VEHICLE UNDER VARIOUS LIFE INSURANCE POLICIES OR VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES. INDIVIDUALS MAY NOT PURCHASE SHARES OF THE PORTFOLIO DIRECTLY. A VARIABLE ANNUITY IS AN INSURANCE CONTRACT ISSUED BY AN INSURANCE COMPANY THAT ENABLES INVESTORS TO ACCUMULATE ASSETS ON A TAX-DEFERRED BASIS FOR RETIREMENT OR OTHER LONG-TERM GOALS. THE INVESTMENT OBJECTIVE AND POLICIES OF DREYFUS STOCK INDEX FUND, INC. MADE AVAILABLE THROUGH INSURANCE PRODUCTS MAY BE SIMILAR TO OTHER FUNDS/PORTFOLIOS MANAGED OR ADVISED BY DREYFUS. HOWEVER, THE INVESTMENT RESULTS OF THE PORTFOLIO MAY BE HIGHER OR LOWER THAN, AND MAY NOT BE COMPARABLE TO, THOSE OF ANY OTHER DREYFUS FUND/PORTFOLIO.

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS, WHICH WILL REDUCE RETURNS.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS DAILY AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

(3) "STANDARD & POOR'S," "S&P," "STANDARD & POOR'S 500" AND "S&P 500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC., AND HAVE BEEN LICENSED FOR USE BY THE FUND. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

                                                             The Fund


STATEMENT OF INVESTMENTS

June 30, 2003 (Unaudited)

COMMON STOCKS--98.3%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--1.7%

Adolph Coors, CI. B                                                                              13,850                  678,373

Altria Group                                                                                    772,243               35,090,722

Anheuser-Busch Cos.                                                                             318,150               16,241,557

Brown-Forman, Cl. B                                                                              23,000                1,808,260

R.J. Reynolds Tobacco Holdings                                                                   32,200                1,198,162

UST                                                                                              63,800                2,234,914

                                                                                                                      57,251,988

CONSUMER CYCLICAL--9.8%

Albertson's                                                                                     139,842                2,684,966

AutoNation                                                                                      107,300  (a)           1,686,756

AutoZone                                                                                         34,100  (a)           2,590,577

Bed Bath & Beyond                                                                               112,600  (a)           4,370,006

Best Buy                                                                                        122,850  (a)           5,395,572

Big Lots                                                                                         44,300  (a)             666,272

Brunswick                                                                                        34,400                  860,688

CVS                                                                                             150,290                4,212,629

Cendant                                                                                         388,398  (a)           7,115,451

Circuit City Stores-Circuit City Group                                                           78,700                  692,560

Cooper Tire & Rubber                                                                             28,100                  494,279

Costco Wholesale                                                                                173,950  (a)           6,366,570

Dana                                                                                             56,706                  655,521

Darden Restaurants                                                                               64,200                1,218,516

Delphi                                                                                          213,653                1,843,825

Delta Air Lines                                                                                  47,000                  689,960

Dillard's, Cl. A                                                                                 32,100                  432,387

Dollar General                                                                                  127,162                2,321,978

Eastman Kodak                                                                                   109,300                2,989,355

Eaton                                                                                            28,400                2,232,524

Family Dollar Stores                                                                             65,650                2,504,548

Federated Department Stores                                                                      71,448                2,632,859

Ford Motor                                                                                      698,053                7,671,602

Gap                                                                                             339,689                6,372,566

General Motors                                                                                  213,848                7,698,528

Genuine Parts                                                                                    66,300                2,122,263

Harley-Davidson                                                                                 115,300                4,595,858


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Harrah's Entertainment                                                                           41,800  (a)           1,682,032

Hasbro                                                                                           66,075                1,155,652

Hilton Hotels                                                                                   143,650                1,837,283

Home Depot                                                                                      876,194               29,019,545

International Game Technology                                                                    32,550                3,330,842

J.C. Penny                                                                                      102,600                1,728,810

Johnson Controls                                                                                 34,050                2,914,680

Jones Apparel Group                                                                              48,800  (a)           1,427,888

Kohl's                                                                                          129,223  (a)           6,639,478

Kroger                                                                                          287,748  (a)           4,799,637

Leggett & Platt                                                                                  73,600                1,508,800

Limited Brands                                                                                  199,100                3,086,050

Liz Claiborne                                                                                    40,900                1,441,725

Lowe's Cos.                                                                                     297,410               12,773,760

Marriott International, Cl. A                                                                    88,400                3,396,328

Mattel                                                                                          167,650                3,171,938

May Department Stores                                                                           110,000                2,448,600

Maytag                                                                                           29,800                  727,716

McDonald's                                                                                      485,255               10,704,725

NIKE, CI. B                                                                                     100,650                5,383,769

Navistar International                                                                           26,000  (a)             848,380

Nordstrom                                                                                        51,800                1,011,136

Office Depot                                                                                    117,800  (a)           1,709,278

PACCAR                                                                                           44,350                2,996,286

RadioShack                                                                                       64,200                1,689,102

Reebok International                                                                             22,600  (a)             760,038

Safeway                                                                                         168,369  (a)           3,444,830

Sears, Roebuck & Co.                                                                            117,100                3,939,244

Southwest Airlines                                                                              297,025                5,108,830

Staples                                                                                         185,700  (a)           3,407,595

Starbucks                                                                                       148,900  (a)           3,651,028

Starwood Hotels & Resorts Worldwide                                                              76,500                2,187,135

TJX COS.                                                                                        194,650                3,667,206

Target                                                                                          347,342               13,143,421

Tiffany & Co.                                                                                    55,400                1,810,472

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Toys R Us                                                                                        81,300  (a)             985,356

V. F.                                                                                            41,200                1,402,860

Visteon                                                                                          49,659                  341,157

Wal-Mart Stores                                                                               1,669,929               89,625,089

Walgreen                                                                                        390,900               11,766,090

Wendy's International                                                                            43,300                1,254,401

Whirlpool                                                                                        26,200                1,668,940

Winn-Dixie Stores                                                                                53,700                  661,047

Yum! Brands                                                                                     111,570  (a)           3,298,009

                                                                                                                     342,674,804

CONSUMER STAPLES--6.5%

Alberto-Culver, Cl. B                                                                            22,400                1,144,640

Archer-Daniels-Midland                                                                          245,718                3,162,391

Avon Products                                                                                    89,600                5,573,120

Campbell Soup                                                                                   156,549                3,835,450

Clorox                                                                                           82,650                3,525,022

Coca-Cola                                                                                       939,442               43,599,503

Coca-Cola Enterprises                                                                           172,400                3,129,060

Colgate-Palmolive                                                                               205,150               11,888,443

ConAgra Foods                                                                                   204,850                4,834,460

Fortune Brands                                                                                   55,450                2,894,490

General Mills                                                                                   140,900                6,680,069

Gillette                                                                                        389,466               12,408,387

H.J. Heinz                                                                                      134,000                4,419,320

Hershey Foods                                                                                    49,989                3,482,234

International Flavors & Fragrances                                                               35,800                1,143,094

Kellogg                                                                                         155,000                5,327,350

Kimberly-Clark                                                                                  193,966               10,113,387

McCormick & Co.                                                                                  53,000                1,441,600

Newell Rubbermaid                                                                               104,571                2,927,988

Pactiv                                                                                           60,850  (a)           1,199,354

Pepsi Bottling Group                                                                            104,550                2,093,091

PepsiCo                                                                                         655,231               29,157,780

Procter & Gamble                                                                                493,800               44,037,084

SUPERVALU                                                                                        51,000                1,087,320


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

Sara Lee                                                                                        296,398                5,575,246

Sysco                                                                                           247,750                7,442,410

Tupperware                                                                                       22,100                  317,356

Wm. Wrigley, Jr.                                                                                 85,800                4,824,534

                                                                                                                     227,264,183

ENERGY--6.5%

Amerada Hess                                                                                     34,300                1,686,874

Anadarko Petroleum                                                                               95,151                4,231,365

Apache                                                                                           61,600                4,007,696

BJ Services                                                                                      60,300  (a)           2,252,808

Baker Hughes                                                                                    128,370                4,309,381

Burlington Resources                                                                             76,540                4,138,518

CMS Energy                                                                                       55,000                  445,500

Centerpoint Energy                                                                              116,539                  949,793

ChevronTexaco                                                                                   407,468               29,419,190

ConocoPhillips                                                                                  258,859               14,185,473

Devon Energy                                                                                     88,050                4,701,870

Dominion Resources                                                                              118,493                7,615,545

Duke Energy                                                                                     343,676                6,856,336

Dynegy, Cl. A                                                                                   141,600                  594,720

EOG Resources                                                                                    43,700                1,828,408

El Paso                                                                                         228,436                1,845,763

Exxon Mobil                                                                                   2,547,294               91,473,327

Halliburton                                                                                     166,751                3,835,273

Kerr-McGee                                                                                       38,500                1,724,800

KeySpan                                                                                          59,950                2,125,227

Kinder Morgan                                                                                    46,600                2,546,690

Marathon Oil                                                                                    118,150                3,113,253

McDermott International                                                                          24,400  (a)             154,452

Nabors Industries                                                                                55,500  (a)           2,195,025

Nicor                                                                                            16,800                  623,448

NiSource                                                                                        100,153                1,902,907

Noble                                                                                            51,000  (a)           1,749,300

Occidental Petroleum                                                                            144,650                4,853,007

Peoples Energy                                                                                   13,700                  587,593

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Rowan Cos.                                                                                       35,700  (a)             799,680

Schlumberger                                                                                    222,100               10,565,297

Sempra Energy                                                                                    79,141                2,257,893

Sunoco                                                                                           29,200                1,102,008

Transocean                                                                                      121,962  (a)           2,679,505

Unocal                                                                                           98,400                2,823,096

Williams Cos.                                                                                   197,471                1,560,021

                                                                                                                     227,741,042

HEALTH CARE--14.4%

Abbott Laboratories                                                                             595,276               26,049,278

Allergan                                                                                         49,700                3,831,870

AmerisourceBergen                                                                                42,109                2,920,259

Amgen                                                                                           480,356  (a)          31,914,853

Anthem                                                                                           52,700  (a)           4,065,805

Applera-Applied Biosystems Group                                                                 79,650                1,515,739

Bausch & Lomb                                                                                    20,300                  761,250

Baxter International                                                                            227,850                5,924,100

Becton, Dickinson & Co.                                                                          97,100                3,772,335

Biogen                                                                                           56,650  (a)           2,152,700

Biomet                                                                                           98,425                2,820,860

Boston Scientific                                                                               156,450  (a)           9,559,095

Bristol-Myers Squibb                                                                            739,228               20,070,040

C.R. Bard                                                                                        19,800                1,411,938

Cardinal Health                                                                                 170,225               10,945,467

Chiron                                                                                           71,050  (a)           3,106,306

Eli Lilly & Co.                                                                                 428,437               29,549,300

Forest Laboratories                                                                             138,400  (a)           7,577,400

Genzyme                                                                                          82,250  (a)           3,438,050

Guidant                                                                                         117,945                5,235,579

HCA                                                                                             195,085                6,250,523

Health Management Associates, Cl. A                                                              91,000                1,678,950

Humana                                                                                           61,600  (a)             930,160

Johnson & Johnson                                                                             1,132,218               58,535,671

King Pharmaceuticals                                                                             91,800  (a)           1,354,968

Manor Care                                                                                       34,200  (a)             855,342


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

McKesson                                                                                        110,446                3,947,340

MedImmune                                                                                        96,100  (a)           3,495,157

Medtronic                                                                                       465,073               22,309,552

Merck & Co.                                                                                     855,166               51,780,301

Millipore                                                                                        18,500  (a)             820,845

Pfizer                                                                                        3,010,879              102,821,518

Quest Diagnostics                                                                                40,200  (a)           2,564,760

Schering-Plough                                                                                 560,151               10,418,809

St. Jude Medical                                                                                 68,650  (a)           3,947,375

Stryker                                                                                          75,750                5,254,777

Tenet Healthcare                                                                                177,950  (a)           2,073,118

Thermo Electron                                                                                  61,700  (a)           1,296,934

UnitedHealth Group                                                                              226,000               11,356,500

Waters                                                                                           47,350  (a)           1,379,306

Watson Pharmaceuticals                                                                           40,800  (a)           1,647,096

WellPoint Health Networks                                                                        55,450  (a)           4,674,435

Wyeth                                                                                           506,420               23,067,431

Zimmer Holdings                                                                                  74,922  (a)           3,375,236

                                                                                                                     502,458,328

INTEREST SENSITIVE--23.4%

ACE                                                                                             100,950                3,461,575

AFLAC                                                                                           195,792                6,020,604

Aetna                                                                                            57,949                3,488,530

Allstate                                                                                        268,475                9,571,134

Ambac Financial Group                                                                            40,544                2,686,040

American Express                                                                                494,573               20,678,097

American International Group                                                                    994,789               54,892,457

AmSouth Bancorporation                                                                          133,900                2,924,376

Aon                                                                                             119,025                2,866,122

Apartment Investment & Management, Cl. A                                                         35,800                1,238,680

BB&T                                                                                            179,700                6,163,710

Bank of America                                                                                 571,262               45,146,836

Bank of New York                                                                                294,032                8,453,420

Bank One                                                                                        435,642               16,197,170

Bear Stearns Cos.                                                                                37,827                2,739,431

                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

CIGNA                                                                                            53,471                2,509,929

Capital One Financial                                                                            86,400                4,249,152

Charles Schwab                                                                                  514,953                5,195,876

Charter One Financial                                                                            85,776                2,674,496

Chubb                                                                                            70,600                4,236,000

Cincinnati Financial                                                                             61,250                2,271,762

Citigroup                                                                                     1,963,318               84,030,010

Comerica                                                                                         66,850                3,108,525

Concord EFS                                                                                     185,616  (a)           2,732,268

Countrywide Financial                                                                            49,800                3,464,586

Equity Office Properties Trust                                                                  153,600                4,148,736

Equity Residential                                                                              103,950                2,697,502

Fannie Mae                                                                                      373,709               25,202,935

Federated Investors, Cl. B                                                                       41,600                1,140,672

Fifth Third Bancorp                                                                             219,034               12,559,410

First Tennessee National                                                                         48,200                2,116,462

FleetBoston Financial                                                                           400,983               11,913,205

Franklin Resources                                                                               96,700                3,778,069

Freddie Mac                                                                                     262,115               13,307,579

General Electric                                                                              3,811,483              109,313,332

Golden West Financial                                                                            58,193                4,656,022

Goldman Sachs Group                                                                             179,050               14,995,437

H&R Block                                                                                        68,300                2,953,975

Hartford Financial Services Group                                                               106,750                5,375,930

Huntington Bancshares                                                                            87,238                1,702,886

J.P. Morgan Chase & Co.                                                                         774,668               26,478,152

Janus Capital Group                                                                              91,300                1,497,320

Jefferson-Pilot                                                                                  54,225                2,248,168

John Hancock Financial Services                                                                 110,250                3,387,982

KeyCorp                                                                                         161,250                4,074,787

Lehman Brothers Holdings                                                                         92,550                6,152,724

Lincoln National                                                                                 67,700                2,412,151

Loews                                                                                            70,750                3,345,768

MBIA                                                                                             54,850                2,673,938

MBNA                                                                                            487,282               10,154,957

MGIC Investment                                                                                  37,600                1,753,664


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Marsh & McLennan Cos.                                                                           204,158               10,426,349

Marshall & Ilsley                                                                                86,400                2,642,112

Mellon Financial                                                                                164,557                4,566,457

Merrill Lynch                                                                                   354,831               16,563,511

MetLife                                                                                         289,900                8,209,968

Morgan Stanley                                                                                  414,676               17,727,399

National City                                                                                   233,299                7,631,210

North Fork Bancorporation                                                                        59,700                2,033,382

Northern Trust                                                                                   84,090                3,514,121

PNC Financial Services Group                                                                    107,823                5,262,841

Principal Financial Group                                                                       124,850                4,026,413

Progressive                                                                                      82,982                6,065,984

Providian Financial                                                                             110,543  (a)           1,023,628

Prudential Financial                                                                            209,650                7,054,723

Regions Financial                                                                                84,678                2,860,423

SLM                                                                                             172,500                6,756,825

Safeco                                                                                           52,750                1,861,020

Simon Property Group                                                                             72,100                2,814,063

SouthTrust                                                                                      129,700                3,527,840

St. Paul Cos.                                                                                    86,840                3,170,528

State Street                                                                                    126,750                4,993,950

SunTrust Banks                                                                                  106,850                6,340,479

Synovus Financial                                                                               115,800                2,489,700

T. Rowe Price Group                                                                              46,600                1,759,150

Torchmark                                                                                        44,300                1,650,175

Travelers Property Casualty, Cl. B                                                              383,847                6,053,267

U.S. Bancorp                                                                                    732,154               17,937,773

Union Planters                                                                                   75,700                2,348,971

UnumProvident                                                                                   109,744                1,471,667

Wachovia                                                                                        513,027               20,500,559

Washington Mutual                                                                               354,837               14,654,768

Wells Fargo                                                                                     638,797               32,195,369

XL Capital, Cl. A                                                                                52,100                4,324,300

Zions Bancorporation                                                                             34,400                1,740,984

                                                                                                                     817,242,458

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTERNET--.6%

eBay                                                                                            121,050  (a)          12,610,989

Yahoo!                                                                                          230,038  (a)           7,536,045

                                                                                                                      20,147,034

PRODUCER GOODS & SERVICES--8.6%

Air Products & Chemicals                                                                         86,650                3,604,640

Alcoa                                                                                           322,388                8,220,894

Allegheny Technologies                                                                           30,466                  201,076

American Power Conversion                                                                        75,000                1,169,250

American Standard Cos.                                                                           27,400  (a)           2,025,682

Ashland                                                                                          25,900                  794,612

Avery Dennison                                                                                   42,150                2,115,930

Ball                                                                                             21,700                  987,567

Bemis                                                                                            20,300                  950,040

Black & Decker                                                                                   29,600                1,286,120

Boeing                                                                                          320,644               11,004,502

Boise Cascade                                                                                    22,200                  530,580

Burlington Northern Santa Fe                                                                    142,125                4,042,035

CSX                                                                                              81,500                2,452,335

Caterpillar                                                                                     131,315                7,308,993

Centex                                                                                           23,700                1,843,623

Cooper Industries, Cl. A                                                                         35,600                1,470,280

Crane                                                                                            22,575                  510,872

Cummins                                                                                          15,800                  567,062

Deere & Co.                                                                                      91,300                4,172,410

Dow Chemical                                                                                    349,142               10,809,436

E. I. du Pont de Nemours                                                                        379,872               15,817,870

Eastman Chemical                                                                                 29,500                  934,265

Ecolab                                                                                          100,200                2,565,120

Emerson Electric                                                                                160,490                8,201,039

Engelhard                                                                                        48,000                1,188,960

FedEx                                                                                           113,740                7,055,292

Fluor                                                                                            31,100                1,046,204

Freeport-McMoRan Copper & Gold, Cl. B                                                            55,400                1,357,300

General Dynamics                                                                                 75,236                5,454,610


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Georgia-Pacific                                                                                  95,409                1,808,001

Goodrich                                                                                         44,800                  940,800

Goodyear Tire & Rubber                                                                           66,600                  349,650

Great Lakes Chemical                                                                             19,200                  391,680

Hercules                                                                                         41,900  (a)             414,810

Honeywell International                                                                         327,137                8,783,628

ITT Industries                                                                                   35,050                2,294,373

Illinois Tool Works                                                                             117,250                7,720,913

Ingersoll-Rand, Cl. A                                                                            64,600                3,056,872

International Paper                                                                             182,669                6,526,763

KB HOME                                                                                          18,100                1,121,838

Lockheed Martin                                                                                 171,700                8,167,769

Louisiana-Pacific                                                                                39,900  (a)             430,521

Masco                                                                                           181,800                4,335,930

MeadWestvaco                                                                                     76,463                1,888,636

Molex                                                                                            72,900                1,967,571

Monsanto                                                                                         99,678                2,157,032

Newmont Mining                                                                                  153,419                4,979,981

Norfolk Southern                                                                                148,650                2,854,080

Northrop Grumman                                                                                 69,763                6,019,849

Nucor                                                                                            29,800                1,455,730

PPG Industries                                                                                   64,733                3,284,552

Pall                                                                                             46,901                1,055,272

Parker-Hannifin                                                                                  45,050                1,891,649

Phelps Dodge                                                                                     33,933  (a)           1,300,991

Plum Creek Timber                                                                                69,750                1,810,013

Praxair                                                                                          61,950                3,723,195

Pulte Homes                                                                                      23,300                1,436,678

Raytheon                                                                                        156,550                5,141,102

Rockwell Automation                                                                              70,700                1,685,488

Rockwell Collins                                                                                 67,950                1,673,609

Rohm & Haas                                                                                      84,656                2,626,876

Sealed Air                                                                                       32,212  (a)           1,535,224

Sherwin-Williams                                                                                 56,000                1,505,280

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Sigma-Aldrich                                                                                    27,000                1,462,860

Snap-On                                                                                          22,150                  643,015

Stanley Works                                                                                    32,600                  899,760

3M                                                                                              149,099               19,230,789

Temple-Inland                                                                                    20,600                  883,946

Textron                                                                                          51,500                2,009,530

Thomas & Betts                                                                                   22,100  (a)             319,345

Tyco International                                                                              761,506               14,453,384

Union Pacific                                                                                    96,928                5,623,763

United Parcel Service, Cl. B                                                                    429,150               27,336,855

United States Steel                                                                              39,200                  641,704

United Technologies                                                                             178,441               12,638,976

Vulcan Materials                                                                                 38,700                1,434,609

W.W. Grainger                                                                                    34,900                1,631,924

Weyerhaeuser                                                                                     83,500                4,509,000

Worthington Industries                                                                           32,800                  439,520

                                                                                                                     300,183,935

SERVICES--6.8%

ALLTEL                                                                                          118,700                5,723,714

AOL Time Warner                                                                               1,715,068  (a)          27,595,444

AT&T Wireless Services                                                                        1,034,174  (a)           8,490,569

Allied Waste Industries                                                                          79,700  (a)             800,985

American Greetings, Cl. A                                                                        25,100  (a)             492,964

Apollo Group, Cl. A                                                                              66,850  (a)           4,128,656

Automatic Data Processing                                                                       228,078                7,722,721

Carnival                                                                                        239,724                7,793,427

Cintas                                                                                           65,000                2,303,600

Clear Channel Communications                                                                    234,247  (a)           9,929,730

Comcast, Cl. A                                                                                  857,663  (a)          25,884,269

Computer Sciences                                                                                71,400  (a)           2,721,768

Convergys                                                                                        56,402  (a)             902,432

Deluxe                                                                                           21,100                  945,280

Dow Jones & Co.                                                                                  31,000                1,333,930

Electronic Data Systems                                                                         182,450                3,913,553

Equifax                                                                                          53,750                1,397,500


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

First Data                                                                                      285,294               11,822,583

Fiserv                                                                                           73,682  (a)           2,623,816

Gannett                                                                                         102,388                7,864,422

IMS Health                                                                                       92,650                1,666,774

Interpublic Group of Companies                                                                  148,550                1,987,599

Knight-Ridder                                                                                    31,194                2,150,202

McGraw-Hill Cos.                                                                                 72,750                4,510,500

Meredith                                                                                         19,000                  836,000

Monster Worldwide                                                                                42,500  (a)             838,525

Moody's                                                                                          56,550                2,980,751

NEXTEL Communications, Cl. A                                                                    392,050  (a)           7,088,264

New York Times, Cl. A                                                                            57,500                2,616,250

Omnicom Group                                                                                    71,880                5,153,796

Paychex                                                                                         143,575                4,208,183

Quintiles Transnational                                                                          44,900  (a)             637,131

R. R. Donnelley & Sons                                                                           43,250                1,130,555

Robert Half International                                                                        64,900  (a)           1,229,206

Ryder System                                                                                     23,800                  609,756

Sprint (PCS Group)                                                                              390,250                2,243,938

SunGard Data Systems                                                                            108,500  (a)           2,811,235

Tribune                                                                                         117,830                5,691,189

Univision Communications, Cl. A                                                                  87,400  (a)           2,656,960

Viacom, Cl. B                                                                                   669,653  (a)          29,237,050

Walt Disney                                                                                     779,209               15,389,378

Waste Management                                                                                225,522                5,432,825

                                                                                                                     235,497,430

TECHNOLOGY--14.7%

ADC Telecommunications                                                                          305,800  (a)             711,902

Adobe Systems                                                                                    88,450                2,836,592

Advanced Micro Devices                                                                          131,900  (a)             845,479

Agilent Technologies                                                                            179,762  (a)           3,514,347

Altera                                                                                          146,000  (a)           2,394,400

Analog Devices                                                                                  139,300  (a)           4,850,426

Andrew                                                                                           37,350  (a)             343,620

Apple Computer                                                                                  139,400  (a)           2,665,328

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Applied Materials                                                                               632,100  (a)          10,025,106

Applied Micro Circuits                                                                          116,000  (a)             701,800

Autodesk                                                                                         42,500                  686,800

Avaya                                                                                           145,464  (a)             939,697

BMC Software                                                                                     89,000  (a)           1,453,370

Broadcom, Cl. A                                                                                 106,858  (a)           2,661,833

CIENA                                                                                           179,700  (a)             932,643

Cisco Systems                                                                                 2,676,718  (a)          44,674,423

Citrix Systems                                                                                   63,000  (a)           1,282,680

Computer Associates International                                                               220,475                4,912,183

Compuware                                                                                       144,200  (a)             832,034

Comverse Technology                                                                              71,800  (a)           1,079,154

Corning                                                                                         482,798  (a)           3,567,877

Danaher                                                                                          58,300                3,967,315

Dell Computer                                                                                   979,412  (a)          31,302,008

Dover                                                                                            77,250                2,314,410

EMC                                                                                             834,020  (a)           8,732,189

Electronic Arts                                                                                  55,500  (a)           4,106,445

Gateway                                                                                         123,000  (a)             448,950

Hewlett-Packard                                                                               1,164,056               24,794,393

Intel                                                                                         2,491,810               51,789,779

International Business Machines                                                                 658,968               54,364,860

Intuit                                                                                           78,250  (a)           3,484,473

JDS Uniphase                                                                                    545,400  (a)           1,914,354

Jabil Circuit                                                                                    75,800  (a)           1,675,180

KLA-Tencor                                                                                       72,600  (a)           3,375,174

LSI Logic                                                                                       143,100  (a)           1,013,148

Lexmark International                                                                            48,650  (a)           3,442,961

Linear Technology                                                                               119,350                3,844,264

Lucent Technologies                                                                           1,577,685  (a)           3,202,701

Maxim Integrated Products                                                                       123,850                4,234,432

Mercury Interactive                                                                              32,536  (a)           1,256,215

Micron Technology                                                                               232,150  (a)           2,699,904

Microsoft                                                                                     4,094,396               104,857,482

Motorola                                                                                        883,094                8,327,576


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

NCR                                                                                              36,400  (a)             932,568

NVIDIA                                                                                           60,700  (a)           1,396,707

National Semiconductor                                                                           69,600  (a)           1,372,512

Network Appliance                                                                               129,400  (a)           2,097,574

Novell                                                                                          140,500  (a)             432,740

Novellus Systems                                                                                 57,200  (a)           2,094,721

Oracle                                                                                        1,999,520  (a)          24,034,230

PMC-Sierra                                                                                       64,200  (a)             753,066

Parametric Technology                                                                           100,900  (a)             307,745

PeopleSoft                                                                                      120,750  (a)           2,123,992

PerkinElmer                                                                                      48,068                  663,819

Pitney Bowes                                                                                     89,300                3,430,013

Power-One                                                                                        31,400  (a)             224,510

QLogic                                                                                           35,800  (a)           1,730,214

QUALCOMM                                                                                        301,100               10,764,325

Sabre Holdings                                                                                   54,610                1,346,136

Sanmina-SCI                                                                                     194,472  (a)           1,227,118

Scientific-Atlanta                                                                               56,800                1,354,112

Siebel Systems                                                                                  186,651  (a)           1,780,651

Solectron                                                                                       316,500  (a)           1,183,710

Sun Microsystems                                                                              1,231,684  (a)           5,665,746

Symantec                                                                                         56,300  (a)           2,469,318

Symbol Technologies                                                                              87,950                1,144,229

Tektronix                                                                                        32,400  (a)             699,840

Tellabs                                                                                         157,200  (a)           1,032,804

Teradyne                                                                                         70,500  (a)           1,220,355

Texas Instruments                                                                               659,448               11,606,285

Unisys                                                                                          125,000  (a)           1,535,000

VERITAS Software                                                                                158,168  (a)           4,534,677

Xerox                                                                                           298,066  (a)           3,156,519

Xilinx                                                                                          128,700  (a)           3,257,397

                                                                                                                     512,632,540

UTILITIES--5.3%

AES                                                                                             233,600  (a)           1,483,360

AT&T                                                                                            299,818                5,771,497

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Allegheny Energy                                                                                 47,900                  404,755

Ameren                                                                                           61,500                2,712,150

American Electric Power                                                                         150,650                4,493,890

BellSouth                                                                                       704,301               18,755,536

Calpine                                                                                         144,815  (a)             955,779

CenturyTel                                                                                       54,550                1,901,068

Cinergy                                                                                          67,200                2,472,288

Citizens Communications                                                                         108,100  (a)           1,393,409

Consolidated Edison                                                                              85,200                3,687,456

Constellation Energy Group                                                                       63,050                2,162,615

DTE Energy                                                                                       64,050                2,474,892

Edison International                                                                            124,300  (a)           2,042,249

Entergy                                                                                          86,150                4,546,997

Exelon                                                                                          123,700                7,398,497

FPL Group                                                                                        69,950                4,676,157

FirstEnergy                                                                                     113,533                4,365,344

Mirant                                                                                          153,388  (a)             444,825

PG&E                                                                                            156,050  (a)           3,300,458

PPL                                                                                              64,250                2,762,750

Pinnacle West Capital                                                                            34,800                1,303,260

Progress Energy                                                                                  91,785                4,029,361

Public Service Enterprise Group                                                                  86,150                3,639,837

Qwest Communications International                                                              646,561  (a)           3,090,562

SBC Communications                                                                            1,267,095               32,374,277

Southern                                                                                        275,210                8,575,544

Sprint (FON Group)                                                                              342,866  (a)           4,937,270

TECO Energy                                                                                      67,300                  806,927

TXU                                                                                             122,930                2,759,778

Verizon Communications                                                                        1,048,887               41,378,592

Xcel Energy                                                                                     152,075                2,287,208

                                                                                                                     183,388,588

TOTAL COMMON STOCKS

   (cost $3,277,760,349)                                                                                           3,426,482,330


                                                                                               Principal
SHORT-TERM INVESTMENTS--1.6%                                                                  Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--1.5%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,

   1.10%, dated 6/30/2003, due 7/1/2003 in the
   amount of $52,984,754 (fully collateralized
   by $37,280,000 U.S. Treasury Bonds,
   7.875%, 2/15/2021, value $54,044,003)                                                     52,983,135               52,983,135

U.S. TREASURY BILLS--.1%

1.10%, 7/3/2003                                                                                 500,000  (b)             499,980

1.10%, 7/17/2003                                                                                 50,000  (b)              49,983

1.04%, 7/31/2003                                                                              1,600,000  (b)           1,598,960

1.05%, 8/14/2003                                                                                500,000  (b)             499,530

..95%, 8/28/2003                                                                               1,500,000  (b)           1,498,065

..79%, 9/11/2003                                                                                 350,000  (b)             349,419

..87%, 10/2/2003                                                                                 500,000  (b)             498,875

                                                                                                                       4,994,812

TOTAL SHORT-TERM INVESTMENTS

   (cost $57,977,092)                                                                                                 57,977,947
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $3,335,737,441)                                                           99.9%            3,484,460,277

CASH AND RECEIVABLES (NET)                                                                          .1%                2,513,953

NET ASSETS                                                                                       100.0%            3,486,974,230

(A) NON-INCOME PRODUCING.

(B) PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF FINANCIAL FUTURES

June 30, 2003 (Unaudited)

                                                                    Market Value                                    Unrealized
                                                                      Covered by                                 (Depreciation)
                                              Contracts                Contracts ($)          Expiration          at 6/30/2003 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's 500                                258              62,777,850          September 2003          (1,928,326)

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--

   See Statement of Investments--Note 1(b)         3,335,737,441  3,484,460,277

Cash                                                                  1,036,933

Dividends and interest receivable                                     4,213,975

Receivable for shares of Common Stock subscribed                      1,296,997

Receivable for futures variation margin--Note 4                           9,411

Prepaid expenses                                                        369,472

                                                                  3,491,387,065
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           742,635

Payable for shares of Common Stock redeemed                           3,500,568

Accrued expenses and other liabilities                                  169,632

                                                                      4,412,835
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    3,486,974,230
--------------------------------------------------------------------------------

COMPOSITION NET ASSETS ($):

Paid-in capital                                                   3,753,362,344

Accumulated undistributed investment income--net                        540,033

Accumulated net realized gain (loss) on investments                (413,722,657)

Accumulated net unrealized appreciation (depreciation)
  on investments [including ($1,928,326) net unrealized
  (depreciation) on financial futures]                              146,794,510
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    3,486,974,230

NET ASSET VALUE PER SHARE

                                                 Initial Shares  Service Shares
--------------------------------------------------------------------------------

Net Assets ($)                                    3,328,501,248     158,472,982

Shares Outstanding                                  133,649,955       6,373,387
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                              24.90          24.86

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends                                                      27,971,363

Interest                                                               278,974

Income on securities lending                                            28,814

TOTAL INCOME                                                        28,279,151

EXPENSES:

Management fee--Note 3(a)                                            3,874,592

Prospectus and shareholders' reports                                   266,940

Distribution fees (Service Shares)--Note 3(b)                          140,074

Directors' fees and expenses--Note 3(d)                                 52,398

Professional fees                                                       42,669

Loan commitment fees--Note 2                                            24,459

Shareholder servicing costs (Initial Shares)--Note 3(c)                 16,477

Interest expense--Note 2                                                 1,216

Registration fees                                                          995

Miscellaneous                                                           64,432

TOTAL EXPENSES                                                       4,484,252

INVESTMENT INCOME--NET                                              23,794,899
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                            (47,607,096)

Net realized gain (loss) on financial futures                        4,111,144

NET REALIZED GAIN (LOSS)                                           (43,495,952)

Net unrealized appreciation (depreciation) on
  investments  (including $160,395 net
  unrealized appreciation on financial futures)                    375,900,995

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             332,405,043

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               356,199,942

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            June 30, 2003           Year Ended
                                              (Unaudited)    December 31, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         23,794,899           49,603,780

Net realized gain (loss) on investments       (43,495,952)        (371,066,770)

Net unrealized appreciation
   (depreciation) on investments              375,900,995         (657,806,225)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  356,199,942         (979,269,215)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Initial shares                               (22,841,111)         (48,922,148)

Service shares                                  (792,782)            (650,696)

TOTAL DIVIDENDS                              (23,633,893)         (49,572,844)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Initial shares                                249,817,097         699,891,785

Service shares                                 70,915,293          68,157,465

Dividends reinvested:

Initial shares                                 22,841,111          48,922,148

Service shares                                    792,782             650,696

Cost of shares redeemed:

Initial shares                              (356,198,636)      (1,030,501,043)

Service shares                                (5,816,746)          (4,860,235)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                (17,649,099)        (217,739,184)

TOTAL INCREASE (DECREASE) IN NET ASSETS      314,916,950       (1,246,581,243)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         3,172,057,280        4,418,638,523

END OF PERIOD                               3,486,974,230        3,172,057,280

Undistributed investment income--net              540,033             379,027

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended

                                            June 30, 2003           Year Ended

                                              (Unaudited)    December 31, 2002
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

INITIAL SHARES

Shares sold                                    10,727,641          27,094,044

Shares issued for dividends reinvested            985,679           2,028,537

Shares redeemed                              (15,699,924)         (41,071,216)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (3,986,604)        (11,948,635)
--------------------------------------------------------------------------------

SERVICE SHARES

Shares sold                                     3,086,250           2,793,084

Shares issued for dividends reinvested             33,864              28,085

Shares redeemed                                 (256,244)            (213,844)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   2,863,870            2,607,325

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                   Six Months Ended
                                      June 30, 2003                                    Year Ended December 31,
                                                              ----------------------------------------------------------------------
INITIAL SHARES                           (Unaudited)          2002            2001            2000             1999            1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                       22.47           29.36           34.00           38.45            32.52           25.75

Investment Operations:

Investment income--net                         .17(a)          .34(a)          .34(a)          .35(a)           .40(a)          .37

Net realized and unrealized
   gain (loss) on investments                 2.43           (6.89)          (4.48)          (3.88)            6.24            6.85

Total from
   Investment Operations                      2.60           (6.55)          (4.14)          (3.53)            6.64            7.22

Distributions:

Dividends from investment
   income--net                               (.17)            (.34)           (.34)           (.35)            (.38)           (.38)

Dividends from net realized
   gain on investments                          --              --            (.16)           (.57)            (.33)           (.07)

Total Distributions                          (.17)           (.34)            (.50)           (.92)            (.71)           (.45)

Net asset value,
   end of period                            24.90           22.47            29.36           34.00            38.45           32.52
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                            11.64(b)       (22.36)          (12.18)          (9.28)           20.60           28.21
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                         .14(b)          .27              .26             .26              .26             .26

Ratio of net investment
   income to average
   net assets                                 .75(b)         1.33             1.09             .95             1.13            1.35

Portfolio Turnover Rate                      2.40(b)         6.05             4.03            4.97             2.64            2.40
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                           3,328,501       3,093,295       4,392,178       5,134,195         5,229,706       3,440,542

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           Six Months Ended
                                                              June 30, 2003                      Year Ended December 31,
                                                                                     -----------------------------------------------
SERVICE SHARES                                                    (Unaudited)        2002              2001           2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                   22.44        29.33             34.00            34.00

Investment Operations:

Investment income--net                                                   .15(b)       .29(b)            .24(b)           --

Net realized and unrealized gain
   (loss) on investments                                                2.42        (6.89)            (4.48)             --

Total from Investment Operations                                        2.57        (6.60)            (4.24)             --

Distributions:

Dividends from investment income--net                                   (.15)        (.29)             (.27)             --

Dividends from net realized gain
   on investments                                                         --           --              (.16)             --

Total Distributions                                                    (.15)         (.29)             (.43)             --

Net asset value, end of period                                         24.86        22.44             29.33            34.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                       11.49(c)    (22.55)           (12.46)               --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                  .26(c)       .51               .57                --

Ratio of net investment income
   to average net assets                                                 .62(c)       1.19              .83                --

Portfolio Turnover Rate                                                 2.40(c)       6.05             4.03              4.97
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                158,473        78,762           26,461              1


(A) THE FUND COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund's investment objective is to match the total return of the Standard and Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the fund' s index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne by each class and certain voting rights.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Effective April 14, 2003, the fund began pricing securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange

                                                                    The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may lend securities to qualified institutions. At originations, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending
transaction.    Although    each

security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $309,581,798 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2002. If not applied, the carryover expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2002, was as follows: ordinary income $49,572,844. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or
emergency   purposes,   including   the  financing  of  redemptions.

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended June 30, 2003 was approximately $145,300, with a related weighted average annualized interest rate of 1.69%.

NOTE 3--Management Fee, Index Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245 of 1% of the value of the fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity a monthly index-management fee at the annual rate of .095 of 1% of the value of the fund' s average daily net assets. Dreyfus has undertaken from January 1, 2003 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund's aggregate expenses exclusive of brokerage commissions, Rule 12b-1 fees, transaction fees and extraordinary expenses, exceed an annual rate of .40 of 1% of the fund's average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended June 30, 2003, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares. The Plan provides payments to be made at an annual rate of .25 of 1% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2003, Service shares were charged $140,074 pursuant to the Plan.


(c) Under the Shareholder Services Plan, Initial shares reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the Initial shares' average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2003, the fund was charged $586 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group in proportion to each fund' s relative net assets. The chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2003, amounted to $84,922,486 and $75,019,864, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2003 are set forth in the Statement of Financial Futures.

At June 30, 2003, accumulated net unrealized appreciation on investments was $148,722,836, consisting of $732,508,068 gross unrealized appreciation and $583,785,232 gross unrealized depreciation.

At June 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


PROXY RESULTS (Unaudited)



The fund held a special meeting of shareholders on December 18, 2002. The proposals considered at the meeting, and the results, are as follows:

                                                                                                     Shares
                                                                                 -----------------------------------------
                                                                                For               Against             Abstained
                                                                 -------------------------------------------------------------------

1. To approve changes to certain
of the fund's fundamental policies
and investment restrictions to
permit participation in a portfolio
securities lending program                                               115,979,685            14,301,096             9,477,238

2. To approve changes to certain
of the fund's fundamental policies
and investment restrictions to
permit investment in other
investment companies                                                     117,475,912            13,005,628             9,276,479

                                                                                                     The Fund

NOTES

                FOR MORE INFORMATION

                        Dreyfus Stock Index Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Index Fund Manager

                        Mellon Equity Associates
                        500 Grant Street
                        Pittsburgh, PA 15258

                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent & Dividend Disbursing Agent
                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call
your financial representative
or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  763SA0603





ITEM 2.      CODE OF ETHICS.

            Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS STOCK INDEX FUND, INC.

By:   /S/ STEPHEN E. CANTER
      -----------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  August 14, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      -----------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  August 14, 2003

By:   /S/ JAMES WINDELS
      -----------------------
      James Windels
      Chief Financial Officer

Date:  August 14, 2003




                                       EXHIBIT INDEX

            (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

            (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)